Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	14,365,000	16,215,000
Number of Warrants Exercised	12,365,000	12,365,000
Number of Warrants Exercisable		1,850,000
Public Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	2,875,000	2,875,000
Number of Warrants Exercised	2,875,000	2,875,000
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 11.5	$ 11.5
Expiration Date	Mar. 19, 2026	Mar. 19, 2026
Private Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	136,250	136,250
Number of Warrants Exercised	136,250	136,250
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 11.5	$ 11.5
Expiration Date	Mar. 19, 2026	Mar. 19, 2026
PIPE Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	1,353,750	1,353,750
Number of Warrants Exercised	1,353,750	1,353,750
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 11.5	$ 11.5
Expiration Date	Mar. 19, 2026	Mar. 19, 2026
Stonepeak/Evolve Warrants - series B [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	2,000,000	2,000,000
Number of Warrants Exercised	2,000,000	2,000,000
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 10	$ 10
Expiration Date	May 17, 2031	May 17, 2031
Stonepeak/Evolve Warrants - series C [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	1,000,000	1,000,000
Number of Warrants Exercised	500,000	500,000
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 15	$ 15
Expiration Date	May 17, 2031	May 17, 2031
Stonepeak/Evolve Warrants - series D [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	1,000,000	1,000,000
Number of Warrants Exercised	500,000	500,000
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 20	$ 20
Expiration Date	May 17, 2031	May 17, 2031
Stonepeak/Evolve Warrants - series E [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	1,000,000	1,000,000
Number of Warrants Exercised	500,000	500,000
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 30	$ 30
Expiration Date	May 17, 2031	May 17, 2031
Stonepeak/Evolve Warrants - series F [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	1,000,000	1,000,000
Number of Warrants Exercised	500,000	500,000
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 40	$ 40
Expiration Date	May 17, 2031	May 17, 2031
Institutional/Accredited Investor Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Common Stock Issuable upon Exercise of Warrants Outstanding [Line Items]
Number of Warrants	4,000,000	4,000,000
Number of Warrants Exercised	4,000,000	4,000,000
Number of Warrants Exercisable
Exercise Price (in Dollars per share)	$ 3.75	$ 3.75
Expiration Date	Jul. 29, 2027	Jan. 29, 2028